Total
Uncommon Generosity 50 Equity ETF
FUND SUMMARY – Uncommon Generosity 50 Equity ETF
Investment Objective
The Uncommon Generosity 50 Equity ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Uncommon Generosity 50 Index (the “Generosity Index” or the “Index”).
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees	Uncommon Generosity 50 Equity ETF Uncommon Generosity 50 Equity ETF USD ($)
Shareholder Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Uncommon Generosity 50 Equity ETF Uncommon Generosity 50 Equity ETF
Management fee	0.65%
Other Expenses	none
Total annual fund operating expenses	0.65%

Example.
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
This example assumes that you invest $10,000 in the Fund for the time period indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s Annual Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years
Uncommon Generosity 50 Equity ETF | Uncommon Generosity 50 Equity ETF | USD ($)	66	208

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s investment return. Because the Fund has not commenced investment operations as of the date of this prospectus, it does not have portfolio turnover information to report.

Principal Investment Strategies

The Fund seeks to track the investment results of the Generosity Index (before fees and expenses), which measures the performance of the equity securities of the 50 companies within the S&P 500® (the “Parent Index”) ranked as the “most generous” on the basis of a generosity ranking (the “Generosity Ranking” or “Ranking”). The Generosity Ranking uses a rules-based proprietary methodology that scores companies on a combination of metrics: (i) corporate philanthropy (e.g., contributions of cash and property to charitable organizations); (ii) community support (e.g., use of local products, resources, employee-led giving and volunteering, and paid time for participating in community activities) and environmental responsibility; and (iii) employee generosity benefits (such as fair/living wage compensation, education/vocational training/reimbursement, child care expenses, retirement plan contributions and work/life balance). Corporate philanthropy receives a higher score than community support and employee generosity.

The Generosity Index excludes companies in the following businesses: (i) tobacco (if it generates more than 5% gross revenue from tobacco production); (ii) alcohol (if it generates more than 5% of gross revenue from alcohol production); (iii) gambling (if it generates more than 5% of gross revenue from gambling operations); (iv) predatory lending practices; (v) pornography (if it participates in the production of pornographic materials); and (vi) abortifacients (if it participates in the manufacture of abortifacients).

The Generosity Index is constructed with a target of 50 constituents, with a minimum of 45 issuers. The constituents of the Generosity Index are determined by S&P Dow Jones Indices LLC (the “Index Provider”). The Index Provider ranks the companies in the Parent Index according to the Generosity Ranking methodology and selects the 50 highest ranked companies for the Generosity Index that represent a broad range of industries. The companies with a higher Generosity Ranking are rewarded with a higher allocation in the Index. The Generosity Ranking methodology employed by the Index Provider utilizes certain data and scores owned and calculated by JUST Capital Foundation, Inc. (“JUST”). JUST ranks “America’s Most Just Companies” annually through polling data on what matters most to the American public when it comes to business behavior. JUST evaluates publicly traded companies using its internally developed metrics based on data collected from various sources. In addition to the JUST data, the Index methodology incorporates data and scores from other sources, primarily from Bloomberg L.P. Constituents are removed from the Index as a result of merger, delisting, bankruptcy, taking private, or other corporate action with the proceeds proportionately weighted to the remaining constituents. If the number of constituents falls below 45 constituents, then at the next quarterly review the Index is constructed to 50 constituents that meet the minimum standards for inclusion in the Index. Target sector weights of the Index are designed to match the sector weights of the Parent Index, with the weightings within each sector based on each constituent’s Generosity Ranking.

The Generosity Index is reviewed and rebalanced quarterly by the Index Provider as of the close of trading on the third Friday in March, June, September and December, incorporating the latest available business involvement and sustainability data for continued Index eligibility. The Generosity Index is reviewed annually for full Index reconstitution, assessing companies in the Parent Index for inclusion, removal or reweighting based on the then-current Generosity Ranking. The Fund will rebalance its portfolio quarterly in accordance with the Generosity Index. The Advisor anticipates that it may take up to two business days for additions and deletions from the Index to settle in the Fund's portfolio. The Fund may sell securities in anticipation of their removal from the Index or purchase securities not in the Index in anticipation of their addition to the Index.

The Fund uses a “passive” or indexing approach to try to achieve its investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Generosity Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies. In addition to tracking the performance of the Generosity Index, the investment manager seeks to minimize portfolio turnover and tax inefficiencies.

The Fund uses a replication methodology to track the Index, that is, it invests in substantially all of the securities that comprise the Index in the same proportion as the Index. However, the Fund may utilize a representative sampling strategy to track the Index when a replication strategy might be detrimental to shareholders of the Fund (“Shareholder” or “Shareholders”), such as when there are practical difficulties or substantial costs involved in assembling a replication portfolio, when a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Index.

The Fund generally invests at least 80% of its assets in equity securities of the Generosity Index. The Fund may invest the remainder of its assets in cash and cash equivalents, including shares of money market funds, as well as in securities not included in the Generosity Index, which Uncommon Investment Advisors LLC (the “Advisor”) believes will help the Fund track the Generosity Index.

The Generosity Index was created by the Advisor and is governed by a published, objective set of rules for security selection, exclusion, rebalancing and adjustments for corporate actions. The Index is reviewed on a quarterly basis by the Index Provider. The Index Provider is responsible for the ongoing maintenance, calculation and administration of the Index, and determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Generosity Index. The Index Provider is independent of the Fund and Advisor.

Uncommon Giving Corporation, owner of the Index and parent of the Advisor, has entered into a license agreement with JUST to use its data and scores in developing the Generosity Ranking. JUST is a charitable organization whose purpose is to provide all of society’s stakeholders – employees, concerned citizens, business leaders and others – with the information they need to assess how just companies are in order to build a more just marketplace that better reflects the true priorities of the American people.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Generosity Index is concentrated. As of December 31, 2020, a significant portion of the Generosity Index was represented by securities of companies in the information technology sector; and the market capitalization of the constituents ranged from $13 billion to $1,790 billion. The Fund’s portfolio holdings and the composition of the Generosity Index will change over time.

Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.

Principal Investment Risks

Below are the principal risks of investing in the Fund, any of which may negatively affect the Fund’s net asset value (“NAV”). All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments.

Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to issuer-specific activities as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions along with other factors.

ETF Risks. The Fund is an exchange traded fund (“ETF”), and, as a result of this structure, it is exposed to the following risks:

Authorized Participants, Market Makers, and Liquidity Providers. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund and the Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace for Shares. If either: (i) a significant number of APs exit the business or otherwise become unwilling or unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions, Fund shares may trade at a material discount to NAV and possibly face delisting.

Cash Creation Unit Transactions. Creation and redemption transactions primarily with cash, rather than through in-kind delivery of portfolio securities, may cause the Fund to incur certain costs such as brokerage costs or realization of taxable gains or losses that the Fund might not have incurred if the transaction were made in- kind delivery of portfolio securities. If the Fund were to incur these costs, the Fund’s net asset value would decrease to the extent that the costs are not offset by a transaction fee payable by an authorized participant.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions charged by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares are bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the intra-day NAV (premium) or less than the intra-day NAV (discount) due to supply and demand for Shares. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Index. Tracking error may result because the Fund incurs fees and expenses, while the Index does not. Tracking error may also occur because of differences between the securities held by the Fund and those in the Index, portfolio transaction costs, holding uninvested cash, accounting and timing differences of the accrual of dividends and income, the requirements to maintain pass-through tax treatment, acceptance of custom or cash baskets, timing of changes to the Index to name a few. This risk maybe heightened during times of increased market volatility or other unusual market conditions.

Trading. Although Shares are listed for trading on the NYSE Arca (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

An exchange or market may close early, close late or issue trading halts on specific securities and trading in certain securities may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the Share price, and/or result in the Fund being unable to trade certain securities. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses. If trading in Shares halts, investors may be temporarily unable to trade Shares. Shares, like shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases.

Index Investing Risks. The Fund is not actively managed and attempts to track the Generosity Index and as a result is exposed to the following risks:

Calculation Methodology Risk. The Generosity Index relies on various sources of information to assess the criteria of Index constituents, including information that may be based on assumptions and estimates. Neither the Fund, Index Provider nor Advisor can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of constituent issuers, nor can they guarantee the availability or timeliness of the production of the Index.

Correlation Risk. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

Passive Investment Risk. The Fund is not actively managed, and the Advisor does not attempt to take defensive positions under any market conditions, including volatile or declining markets.

Industry Concentration Risk. The Index may, from time to time, be concentrated to a significant degree in securities of issuers located in a single industry or group of industries. The Fund also will concentrate its investments to approximately the same extent as the Index. By concentrating its investments in an industry or group of industries, the Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries.

Performance Risk. The Fund attempts to track the Generosity Index which is maintained by a third-party provider unaffiliated with the Fund or Advisor. There can be no guarantee or assurance that the methodology used to maintain the Index will result in the Fund achieving positive returns or that the methodology underlying the Index or the daily calculation of the Index will be error free. Further, the value of the Index may be subject to intentional manipulation by third-party market participants. The Index may underperform other asset classes and may underperform other similar indices. Each of these factors could have a negative impact on the performance of the Fund.

Sampling Risk. To the extent the Fund uses a representative sampling approach, it will hold a smaller number of securities than are in the Generosity Index. As a result, an adverse development respecting a security held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Generosity Index. Conversely, a positive development relating to a security in the Generosity Index that is not held by the Fund could cause the Fund to underperform the Generosity Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Stock Market Volatility Risk. Stock markets are volatile, move in cycles and can decline significantly in response to adverse issuer, political, regulatory, market, economic developments, recessions, natural and environmental disasters, the spread of infectious illness or other public health issues, or other factors. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

U.S. Investing Risk. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the Fund’s investments.

Generosity Investing Risk. The Fund and the Generosity Index consider generosity metrics in the selection of investments and may choose not to purchase, or may sell, otherwise profitable investments in companies which are not included in the Index. This means that the Fund may underperform other similar funds that do not consider generosity principles in their investing.

Global Events Risk. Local, regional or global events such as war, acts of terrorism, natural or environmental disasters (such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena), the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.

The recent outbreak of an infectious respiratory illness, COVID-19, has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults, bankruptcies, and other significant economic impacts. Certain markets experienced temporary closures, reduced liquidity and increased trading costs.

These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause greater tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

Management and Strategy Risk. The Fund was recently organized with no operating history. In addition, the Advisor has not previously managed an ETF, which may increase the risks of investing in the Fund. As a result, prospective investors have no track record or history on which to base their investment decision.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, including Shareholder, or proprietary information, or cause the Fund, Advisor and/or service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a Fund Shareholder’s ability to trade Shares may be affected. Companies in which the Fund invests could be the victims of a cyber-attack which could cause serious business disruption and/or reputational damage, causing the value of its securities to decline resulting in a decline in the Fund’s NAV.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not, and cannot, address every possible risk and may be inadequate to address significant operational risks.

Algorithm Risk. The Advisor may rely on algorithms that were either developed internally or by third-parties. Algorithm design is vulnerable to risks, such as biased logic, flawed assumptions or analysis, inappropriate modeling techniques, coding errors, and identifying spurious patterns. The algorithms may not consider prevailing market conditions. While the Advisor and third-parties have standards governing the development, testing and monitoring of algorithms that are used, there is a risk that the algorithms and associated software may not perform as intended for various reasons, including unintended consequences due to modifications to the algorithms or underlying software code.

Large Shareholder Redemption Risk. Certain large Shareholders, including APs, seed investors or lead market makers, may from time to time own (beneficially or of record) or control a significant percentage of the Shares. Redemptions by these account holders of their Shares may impact the Fund’s liquidity and NAV. Such redemptions may also force the Fund to sell securities at a time when it would not otherwise do so, which may increase the Fund’s brokerage costs and impact Shareholder taxes.

Market Capitalization Risks. Large capitalization companies tend to be more mature and less volatile than smaller capitalization companies but may have fewer opportunities for growth and be unable to attain the high growth rates of successful, smaller companies. Mid-capitalization companies generally tend to be more volatile, less liquid and more likely to be adversely affected by poor economic or market conditions than securities of larger companies. Mid-capitalization companies may have limited product lines, markets or financial resources, and be dependent upon a limited management group.

Government Debt Risk. The total public debt of the United States and other countries around the globe as a percent of gross domestic product has grown rapidly since the beginning of the 2008 financial downturn. Further, U.S. Congressional stimulus actions taken in response to the COVID-19 pandemic have accelerated the growth in the U.S. public debt. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented.

A high national debt level may increase market pressures to meet government funding needs, which may drive debt costs higher and cause the United States to sell additional debt, thereby increasing refinancing risk. A high national debt also raises concerns that the United States will not be able to make principal or interest payments when they are due. In the worst case, unsustainable debt levels can cause declines in the valuation of the U.S. Dollar and can prevent the U.S. government from implementing effective counter-cyclical fiscal policy in economic downturns. These factors may have a severe impact on the value of the Fund’s Shares.

Valuation Risk. The price the Fund could receive upon the sale of a security may differ from the value used by the Generosity Index, particularly for securities that trade in low volumes or during volatile markets or that are valued using a fair value methodology as a result of trade suspensions or halts, the Fund’s inability to obtain a price or for other reasons. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when Shareholders will not be able to purchase or sell Shares, e.g., regular and unscheduled market closes.

Performance

Because the Fund has not yet commenced operations as of the date of this Prospectus and does not have returns for a calendar year, no investment return information is presented for the Fund at this time. In the future, investment return information will be presented in this section of the prospectus. The information will give some indication of the risks of investing in the Fund by comparing the Fund’s investment returns with a broad measure of market performance. Also, Shareholder reports containing financial and investment return information will be provided to Shareholders annually and semi-annually. Updated performance information is available at no cost at www.uncommonETFs.com.

Uncommon Portfolio Design Core Equity ETF
FUND SUMMARY – Uncommon Portfolio Design Core Equity ETF
Investment Objective
The objective of the Uncommon Portfolio Design Core Equity ETF (the “Fund”) is to provide capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees	Uncommon Portfolio Design Core Equity ETF Uncommon Portfolio Design Core Equity ETF USD ($)
Shareholder Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Uncommon Portfolio Design Core Equity ETF Uncommon Portfolio Design Core Equity ETF
Management fee	0.65%
Other Expenses	none
Total annual fund operating expenses	0.65%

Example.
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
This example assumes that you invest $10,000 in the Fund for the time period indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s Annual Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years
Uncommon Portfolio Design Core Equity ETF | Uncommon Portfolio Design Core Equity ETF | USD ($)	66	208

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s investment return. Because the Fund has not commenced investment operations as of the date of this prospectus, it does not have portfolio turnover information to report.

Principal Investment Strategies

The Fund is an actively managed exchange traded fund (“ETF”) that seeks to achieve its investment objective of providing capital appreciation by investing primarily in equity securities.

The investments of the Fund are comprised of two different strategies managed by Portfolio Design Advisors, Inc. (the “Sub-Advisor”): a predominantly value strategy and a predominantly growth strategy. The Fund’s investments will be weighted by the Sub-Advisor between 40-60% to each strategy.

The value strategy seeks long-term capital appreciation by investing in companies whose stock prices the Sub-Advisor believes are trading at prices that do not reflect their fundamental value based on the Sub-Advisor’s research. The Sub-Advisor uses a quantitative process to identify for purchase the securities of quality companies with a strong record of paying dividends and/or the ability to increase their dividend levels and are lower priced than the broader market and/or similar companies in their respective industry. Each company is assigned a target price and will generally be sold once the target price is achieved or should the fundamental analysis fail.

The growth strategy seeks long-term capital appreciation through equity investments that the Sub-Advisor believes will provide higher returns than the S&P 500 Index®. This approach invests mainly in stocks considered by the Sub-Advisor to have above-average growth potential and reasonable stock prices in comparison with expected earnings. Additionally, the Sub-Advisor generally looks for companies that it believes are leaders in their respective industries with sustainable competitive advantages. Each company is assigned a target price and will generally be sold once the target price is achieved or should the fundamental analysis fail.

The Sub-Advisor believes the combination of the growth and value strategies creates a core equity holding which reduces volatility as compared to employing either a growth or value strategy.

The equity securities in which the Fund may invest include common stocks of U.S. companies listed or traded on U.S. markets (including over-the-counter (“OTC”) networks). The Fund will invest in large and medium capitalization companies, which may be growth or value companies.

Under normal market conditions, the Fund intends to invest at least 80% of its net assets (plus any borrowings made for investment purposes) in equity securities. For temporary defensive purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term securities and short-term U.S. Government securities.

The Fund seeks to outperform the S&P 500 Index®.

Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.

Principal Investment Risks

Below are the principal risks of investing in the Fund, any of which may negatively affect the Fund’s net asset value (“NAV”). All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments.

Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to issuer-specific activities as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions along with other factors.

ETF Risks. The Fund is an exchange traded fund (“ETF”), and, as a result of this structure, it is exposed to the following risks:

Authorized Participants, Market Makers, and Liquidity Providers. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund and the Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace for Shares. If either: (i) a significant number of APs exit the business or otherwise become unwilling or unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions, Shares may trade at a material discount to NAV and possibly face delisting.

Cash Creation Unit Transactions. Creation and redemption transactions primarily with cash, rather than through in-kind delivery of portfolio securities, may cause the Fund to incur certain costs such as brokerage costs or realization of taxable gains or losses that the Fund might not have incurred if the transaction were made in- kind delivery of portfolio securities. If the Fund were to incur these costs, the Fund’s net asset value would decrease to the extent that the costs are not offset by a transaction fee payable by an authorized participant.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions charged by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares are bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the intra-day NAV (premium) or less than the intra-day NAV (discount) due to supply and demand for Shares. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed for trading on the NYSE Arca (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

An exchange or market may close early, close late or issue trading halts on specific securities and trading in certain securities may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the Share price, and/or result in the Fund being unable to trade certain securities. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses. If trading in Shares halts, investors may be temporarily unable to trade Shares. Shares, like shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases.

Stock Market Volatility Risk. Stock markets are volatile, move in cycles and can decline significantly in response to adverse issuer, political, regulatory, market, economic developments, recessions, natural and environmental disasters, the spread of infectious illness or other public health issues, or other factors. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

U.S. Investing Risk. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the Fund’s investments.

Global Events Risk. Local, regional or global events such as war, acts of terrorism, natural or environmental disasters (such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena), the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.

The recent outbreak of an infectious respiratory illness, COVID-19, has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults, bankruptcies, and other significant economic impacts. Certain markets experienced temporary closures, reduced liquidity and increased trading costs.

These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause greater tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

Management and Strategy Risk. The Fund was recently organized with no operating history. In addition, the Advisor and Sub-Advisor have not previously managed an ETF, which may increase the risks of investing in the Fund. As a result, prospective investors have no track record or history on which to base their investment decision.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, including Shareholder, or proprietary information, or cause the Fund, Advisor, Sub-Advisor and/or service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a Fund Shareholder’s ability to trade Shares may be affected. Companies in which the Fund invests could be the victims of a cyber-attack which could cause serious business disruption and/or reputational damage, causing the value of its securities to decline resulting in a decline in the Fund’s NAV.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not, and cannot, address every possible risk and may be inadequate to address significant operational risks.

Large Shareholder Redemption Risk. Certain large Shareholders, including APs, seed investors or lead market makers, may from time to time own (beneficially or of record) or control a significant percentage of the Fund’s Shares. Redemptions by these account holders of their Shares may impact the Fund’s liquidity and NAV. Such redemptions may also force the Fund to sell securities at a time when it would not otherwise do so, which may increase the Fund’s brokerage costs and impact Shareholder taxes.

Market Capitalization Risks. Large capitalization companies tend to be more mature and less volatile than smaller capitalization companies but may have fewer opportunities for growth and be unable to attain the high growth rates of successful, smaller companies. Mid-capitalization companies generally tend to be more volatile, less liquid and more likely to be adversely affected by poor economic or market conditions than securities of larger companies. Mid-capitalization companies may have limited product lines, markets or financial resources, and be dependent upon a limited management group.

Government Debt Risk. The total public debt of the United States and other countries around the globe as a percent of gross domestic product has grown rapidly since the beginning of the 2008 financial downturn. Further, U.S. Congressional stimulus actions taken in response to the COVID-19 pandemic have accelerated the growth in the U.S. public debt. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented. A high national debt level may increase market pressures to meet government funding needs, which may drive debt costs higher and cause the United States to sell additional debt, thereby increasing refinancing risk. A high national debt also raises concerns that the U.S. government will not be able to make principal or interest payments when they are due. In the worst case, unsustainable debt levels can cause declines in the valuation of the U.S. Dollar and can prevent the U.S. government from implementing effective counter-cyclical fiscal policy in economic downturns. These factors may have a severe impact on the value of the Fund’s Shares.

Over-the-Counter Market Risk. Securities traded in OTC markets may trade in smaller volumes, and their prices may be more volatile, than securities principally traded on securities exchanges. Such securities may be less liquid than more widely traded securities. In addition, the prices of such securities may include an undisclosed dealer markup, which the Fund pays as part of the purchase price.

Valuation Risk. The price the Fund could receive upon the sale of a security may differ from the value used by the Fund in calculating its NAV, particularly for securities that trade in low volumes or during volatile markets or that are valued using a fair value methodology as a result of trade suspensions or halts, the Fund’s inability to obtain a price or for other reasons. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when Shareholders will not be able to purchase or sell Shares, e.g., regular and unscheduled market closes.

Performance

Because the Fund has not yet commenced operations as of the date of this Prospectus and does not have returns for a calendar year, no investment return information is presented for the Fund at this time. In the future, investment return information will be presented in this section of the prospectus. The information will give some indication of the risks of investing in the Fund by comparing the Fund’s investment returns with a broad measure of market performance. Also, Shareholder reports containing financial and investment return information will be provided to Shareholders semi-annually. Updated performance information is available at no cost at www.uncommonETFs.com.